FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                           May 24, 2011



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:                      FT 2939
              (File No. 333-173618) (CIK No. 1514259)


Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(b) of the General Rules and Regulations of the Securities Act of 1933, as amended, we are submitting one copy of the prospectus in the exact form in which it is currently being used with respect to the above-captioned series.

                                    Very truly yours,



                                    FIRST TRUST PORTFOLIOS L.P.

Enclosure